Investments in Associates and Other Companies (Details) - Schedule of Financial Information of Associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Information of Associates [Line Items]
Assets	$ 1,649,658	$ 1,572,312	$ 15,125,374
Liabilities	1,422,945	1,363,931	13,941,229
Equity	201,254	175,801	910,962
Net income	25,459	32,580	273,183
Redbanc S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	29,404	27,330	30,518
Liabilities	15,293	14,862	19,150
Equity	12,372	11,712	9,657
Net income	1,739	756	1,711
Transbank S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	1,503,575	1,409,045	14,982,071
Liabilities	1,354,156	1,278,102	13,872,786
Equity	137,956	111,143	848,977
Net income	11,463	19,800	260,308
Centro de Compensación Automatizado S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	23,420	17,362	19,342
Liabilities	3,628	3,280	4,295
Equity	14,167	9,024	10,345
Net income	5,625	5,058	4,702
Sociedad Interbancaria de Depósito de Valores S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	9,927	8,938	7,717
Liabilities	1	525	463
Equity	8,269	6,695	5,746
Net income	1,657	1,718	1,508
Cámara de Compensación de Alto Valor S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	9,794	9,167	8,357
Liabilities	1,338	1,343	1,004
Equity	7,489	7,252	6,423
Net income	967	572	930
Administrador Financiero del Transantiago S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	57,628	67,582	60,738
Liabilities	47,677	47,241	40,113
Equity	7,164	16,725	16,604
Net income	2,787	3,616	4,021
Servicios de Infraestructura de Mercado OTC S.A.
Schedule of Financial Information of Associates [Line Items]
Assets	15,910	32,888	16,631
Liabilities	852	18,578	3,418
Equity	13,837	13,250	13,210
Net income	$ 1,221	$ 1,060	$ 3